Summary of Significant Accounting Policies (as Restated) (Details) - Schedule of Class A ordinary shares subject to possible redemption - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Class A
Numerator:
Allocation of net income (loss)	$ 6,570,123	$ (2,810,882)
Denominator:
Basic and diluted weighted average common shares outstanding	31,116,305	23,275,976
Basic and diluted net income (loss) per common share	$ 0.21	$ (0.12)
Class B
Numerator:
Allocation of net income (loss)	$ 1,642,531	$ (911,916)
Denominator:
Basic and diluted weighted average common shares outstanding	7,779,076	7,551,277
Basic and diluted net income (loss) per common share	$ 0.21	$ (0.12)